Commitments, Contingencies, Risks and Uncertainties (Details) - USD ($)	Apr. 30, 2017	Jul. 31, 2016
Year ending July 31, 2017	$ 50,153	$ 124,580
Year ending July 31, 2018	200,611	124,580
Year ending July 31, 2019	120,007	124,580
Year ending July 31, 2020	120,007	124,580
After 2020	450,026	467,174
Total	$ 940,804	$ 965,494